7. ACQUISTIONS (Details) (USD $)	Jun. 30, 2012
ACQUISTIONS
Cash	$ 837,263
Receivables and deposits	174,440
Investments	895,273
Mineral property interests	47,979,966
Equipment	1,488
Accounts payable and accrued liabilities	(128,689)
Deferred income tax liability	(13,991,460)
Total Cost Allocation	$ 35,768,281